SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Stock options outstanding at beginning	103,067
Exercised	(7,500)
Stock options outstanding at end	95,567	103,067
Stock options exercisable at end	95,567
Weighted Average Exercise Price
Stock options outstanding at beginning (in dollars per share)	$ 0.59
Granted	0
Exercised	0.59
Stock options outstanding at end (in dollars per share)	0.59	$ 0.59
Stock options exercisable at end (in dollars per share)	$ 0.59
Weighted Average Remaining Contract Life
Options outstanding	1 year 29 days	2 years 29 days
Options exercisable	1 year 29 days
Weighted Average Grant Date Fair Value
Options outstanding at beginning (in dollars per share)	$ 0.59	$ 0.58
Exercised	0.59
Options outstanding at end (in dollars per share)	0.59	$ 0.58
Options exercisable (in dollars per share)	$ 0.59
Aggregate Intrinsic Value
Options outstanding	$ 452	$ 735
Exercised	35
Options exercisable	$ 452